Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments for lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Abstract]
Total undiscounted cash flows	$ 34,692
Less imputed interest	(5,819)
Present value of lease liabilities	28,873
2023 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Abstract]
Undiscounted future lease payments	5,370
2024 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Abstract]
Undiscounted future lease payments	4,344
2025 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Abstract]
Undiscounted future lease payments	3,309
2026 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Abstract]
Undiscounted future lease payments	2,447
2027 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Abstract]
Undiscounted future lease payments	1,964
2028 and thereafter [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Abstract]
Undiscounted future lease payments	$ 17,258